Revenues (Tables)	6 Months Ended
Jun. 30, 2020
Revenues [Abstract]
Revenues
Revenues are comprised of the following:

	Six Month Periods Ended
	June 30, 2019	June 30, 2020
Time charter revenue (operating leases)	$95,721	$94,930
Voyage charter revenue	—	1,379
Other income	2,323	1,331
Total	98,044	97,640